Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2024
Treasury Shares [Abstract]
Summary of Treasury shares [text block]

	Shares	Amount
		RMB’000
As of January 1, 2022	59,287,314	5,560,104

Repurchase of ordinary shares (a)	1,447,513	82,665
Exercise of share-based payment (b)	(3,223,040)	—

As of December 31, 2022	57,511,787	5,642,769

Exercise of share-based payment (b)	(325,202)	(1)

As of December 31, 2023	57,186,585	5,642,768

Exercise of share-based payment (b)	(880,276)	—

As of December 31, 2024	56,306,309	5,642,768